TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Provision for income taxes	$ 820,931	$ 556,262	$ 427,194
Income tax description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s VIE, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023
Changes in income taxes	$ 514,327	$ 372,517	$ 314,080
Changes in income per share	$ 0.08	$ 0.07	$ 0.06
Deferred tax assets valuation allowance	$ 215,354	$ 321,125	$ 318,572
Accrued tax liabilities	$ 5,052,018	4,402,625
High And New Technology Enterprises [Member]
Effective income tax rate	15.00%
CHINA
Effective income tax rate	25.00%
Tea Essence Limited [Member] | HONG KONG
Effective income tax rate	16.50%
Provision for income taxes	$ 0	$ 0	$ 0